Borrowings	9 Months Ended	12 Months Ended
	Oct. 01, 2013	Jan. 01, 2013
Debt Disclosure [Abstract]
Borrowings
Borrowings
The Company has a credit facility with a borrowing capacity of $45.0 million in the form of a revolving line of credit, expiring in July 2017. Prior to the IPO, the Company had a credit facility with a borrowing capacity of 120.0 million, consisting of a $75.0 million senior term loan and a $45.0 million revolving line of credit. In connection with the IPO, the Company repaid in full its outstanding $75.0 million senior term loan and the majority of the revolving line of credit. The Company will continue to have access to the funds and the ability to borrow under the revolving line of credit; however, the amounts repaid on the senior term loan cannot be re-borrowed. As of October 1, 2013, the Company had $1.7 million outstanding and $41.3 million available for borrowing under the credit facility. Outstanding letters of credit aggregating $2.0 million reduce the amount of borrowings available under the agreement. The credit facility bore interest at rates ranging from 4.25% to 5.50% and 3.5% to 5.5% for the third quarter of 2013 and the first three quarters of 2013, respectively. The Company was in compliance with all of its debt covenants as of October 1, 2013.

Borrowings
Credit Facility
In February 2011, the Company entered into a credit facility to increase its borrowing capacity to $120.0 million, consisting of a $75.0 million senior term loan and a $45.0 million revolving line of credit. The revolving line of credit includes a swing line loan of $5.0 million, used to fund the Company's everyday working capital requirements. In August 2012, the credit facility was amended to provide more favorable borrowing rates and extend borrowing capacity through July 2017. The Company had $94.5 million outstanding and $23.1 million available for borrowing under the credit facility as of January 1, 2013.
Borrowings under the credit facility bear interest, at the Company's option, at either (i) LIBOR plus 2.00% to 4.25%, based on the lease-adjusted leverage ratio or (ii) at the highest of the following rates plus 1.00% to 3.25%: (a) the federal funds rate plus 0.50%; (b) the Bank of America prime rate or (c) the one-month LIBOR plus 1.00%. Prior to the August 2012 amendment, borrowings under the credit facility bore interest, at the Company's option, at either (i) LIBOR plus 4.00% to 5.00%, based on the lease-adjusted leverage ratio or (ii) at the highest of the following rates plus 3.00% to 4.00%: (a) the federal funds rate plus 0.50%; (b) the Bank of America prime rate or (c) the one-month LIBOR plus 1.00%. The August 2012 amendment eliminated a 1.25% LIBOR floor on all borrowings. The facility includes a commitment fee of 0.50% per year on any unused portion of the facility. The term loan commitment requires quarterly principal payments of $0.2 million through December 2015. The Company also maintains outstanding letters of credit to secure its obligations under its workers' compensation program and certain lease obligations. The letters of credit and quarterly principal payments reduce the amount of future borrowings available under the agreement as amounts borrowed and repaid on the term debt may not be reborrowed and aggregated $1.7 million and $0.8 million, respectively, as of January 1, 2013. As of January 1, 2013, the credit facility bore interest from 3.6% to 5.5% per year.
Availability of borrowings under the credit facility is conditioned on the Company's compliance with specified covenants, including a maximum lease-adjusted leverage ratio, a maximum leverage ratio and a minimum consolidated fixed charge coverage ratio. The Company is subject to a number of other customary covenants, including limitations on additional borrowings, acquisitions, dividend payments and lease commitments. As of January 1, 2013, the Company was in compliance with all of its debt covenants.
The credit facility is secured by a pledge of stock of substantially all subsidiaries of the Company and a lien on substantially all personal property assets of the Company and its subsidiaries.
As required by the Company's amended facility, the Company entered into two variable-to-fixed interest rate swap agreements covering a portion of its borrowings under the senior term loan. See Note 5, Derivative Instruments.
Bridge Financing
In connection with the 2010 Equity Recapitalization the Company obtained bridge financing from Catterton and Argentia in the amount of $45.0 million. Such amount was repaid, along with $0.9 million of PIK interest at 12%, in conjunction with the February 2011 debt refinancing.
Borrowings
Credit Facility
In February 2011, the Company entered into a credit facility to increase its borrowing capacity to $120.0 million, consisting of a $75.0 million senior term loan and a $45.0 million revolving line of credit. The revolving line of credit includes a swing line loan of $5.0 million, used to fund the Company's everyday working capital requirements. In August 2012, the credit facility was amended to provide more favorable borrowing rates and extend borrowing capacity through July 2017. The Company had $94.5 million outstanding and $23.1 million available for borrowing under the credit facility as of January 1, 2013.
Borrowings under the credit facility bear interest, at the Company's option, at either (i) LIBOR plus 2.00% to 4.25%, based on the lease-adjusted leverage ratio or (ii) at the highest of the following rates plus 1.00% to 3.25%: (a) the federal funds rate plus 0.50%; (b) the Bank of America prime rate or (c) the one-month LIBOR plus 1.00%. Prior to the August 2012 amendment, borrowings under the credit facility bore interest, at the Company's option, at either (i) LIBOR plus 4.00% to 5.00%, based on the lease-adjusted leverage ratio or (ii) at the highest of the following rates plus 3.00% to 4.00%: (a) the federal funds rate plus 0.50%; (b) the Bank of America prime rate or (c) the one-month LIBOR plus 1.00%. The August 2012 amendment eliminated a 1.25% LIBOR floor on all borrowings. The facility includes a commitment fee of 0.50% per year on any unused portion of the facility. The term loan commitment requires quarterly principal payments of $0.2 million through December 2015. The Company also maintains outstanding letters of credit to secure its obligations under its workers' compensation program and certain lease obligations. The letters of credit and quarterly principal payments reduce the amount of future borrowings available under the agreement as amounts borrowed and repaid on the term debt may not be reborrowed and aggregated $1.7 million and $0.8 million, respectively, as of January 1, 2013. As of January 1, 2013, the credit facility bore interest from 3.6% to 5.5% per year.
Availability of borrowings under the credit facility is conditioned on the Company's compliance with specified covenants, including a maximum lease-adjusted leverage ratio, a maximum leverage ratio and a minimum consolidated fixed charge coverage ratio. The Company is subject to a number of other customary covenants, including limitations on additional borrowings, acquisitions, dividend payments and lease commitments. As of January 1, 2013, the Company was in compliance with all of its debt covenants.
The credit facility is secured by a pledge of stock of substantially all subsidiaries of the Company and a lien on substantially all personal property assets of the Company and its subsidiaries.
As required by the Company's amended facility, the Company entered into two variable-to-fixed interest rate swap agreements covering a portion of its borrowings under the senior term loan. See Note 5, Derivative Instruments.
Bridge Financing
In connection with the 2010 Equity Recapitalization the Company obtained bridge financing from Catterton and Argentia in the amount of $45.0 million. Such amount was repaid, along with $0.9 million of PIK interest at 12%, in conjunction with the February 2011 debt refinancing.